U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

March 5, 2008

Via Edgar Transmission

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2008 and filed electronically as Post-Effective Amendment No. 262 to the Funds’ Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC